Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Other receivables
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 240,205
Receivables held for sale
Derivative Instruments [Line Items]
Concentration of credit risk	¥ 779,042